Other Operating Income	12 Months Ended
Dec. 31, 2020
Net Trading And Other Income [abstract]
Net Trading and Other Income
5. OTHER OPERATING INCOME

			Group
	2020	2019	2018
	£m	£m	£m
Net losses on financial instruments designated at fair value through profit or loss	(75)	(134)	(86)
Net gains on financial instruments mandatorily at fair value through profit or loss	46	70	36
Hedge ineffectiveness	20	8	34
Net profit on sale of financial assets at fair value through other comprehensive income	17	15	19
Income from operating lease assets	126	124	86
Other	13	112	93
	147	195	182

Following the implementation of our ring-fencing plans in 2018, assets and liabilities held at fair value through profit or loss, including derivatives, are predominantly used to provide customers with risk management solutions, and to manage and hedge the Santander UK group’s own risks, and do not give rise to significant overall net gains/(losses) in the income statement.
'Net gains on financial instruments mandatorily at fair value through profit or loss' includes fair value gains of £89m (2019: losses of £42m, 2018: gains of £22m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item, and amounted to losses of £88m (2019: gains of £43m, 2018: losses of £21m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £1m (2019: £1m, 2018: £1m).
In 2019, ‘net profit on sale of financial assets at fair value through other comprehensive income’ included additional consideration of £15m in connection with the 2017 Vocalink Holdings Limited shareholding sale.
Exchange rate differences recognised in the Consolidated Income Statement on items not at fair value through profit or loss were £751m expense (2019: £1,102m income, 2018: £689m expense) and are presented in the line ‘Other'. These are principally offset by related releases from the cash flow hedge reserve of £809m income (2019: £1,013m expense, 2018: £752m income) as set out in the Consolidated Statement of Comprehensive Income, which are also presented in 'Other’. Exchange rate differences on items measured at fair value through profit or loss are included in the line items relating to changes in fair value.
In 2020, Santander UK repurchased certain securities as part of its ongoing liability management exercises, resulting in a loss of £24m.